CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Revenue	¥ 107,898,000	$ 15,429	¥ 111,714,000	¥ 174,045,000
Total net revenues	107,898,000	15,429	111,714,000	174,045,000
Cost of revenues:
Total cost of revenues	(106,089,000)	(15,170)	(113,318,000)	(213,179,000)
Gross profit (loss)	1,809,000	259	(1,604,000)	(39,134,000)
Operating income (expenses):
Product development	(9,798,000)	(1,401)	(856,000)	(1,970,000)
Sales and marketing	(33,951,000)	(4,855)	(246,000)	(1,729,000)
General and administrative	(205,816,000)	(29,431)	(157,832,000)	(196,790,000)
Impairment on advance and other assets	(7,807,000)	(1,116)	(794,000)
Impairment on equipment	0		(6,505,000)	(161,002,000)
Realized gain on exchange cryptocurrencies	10,627,000	1,520	60,783,000	42,836,000
Fair value change on cryptocurrencies	(36,178,000)	(5,173)	48,290,000	40,036,000
Total operating expenses	(282,923,000)	(40,456)	(57,160,000)	(278,619,000)
Loss from operations	(281,114,000)	(40,197)	(58,764,000)	(317,753,000)
Loss on disposal of subsidiaries	(1,502,000)	(215)	(11,606,000)	(282,000)
Impairment on equity investments	(41,629,000)	(6,000)	0	0
Impairment on other investments	(64,960,000)	(9,289)
Changes in fair value on other investments	(300,000)	(40)	(7,160,000)	3,490,000
Interest income	449,000	64
Interest expense	(23,264,000)	(3,327)	(34,224,000)	(31,379,000)
Gain (loss) on fair value of derivative, option assets and liabilities	(5,733,000)	(820)	45,037,000	23,171,000
Gain on extinguishment of convertible notes	1,203,000	172
Gain (loss) on disposal of equity investee and available-for-sale investments		0	(7,704)	1,666,000
Gain on disposal of other investment	3,400,000	486
Foreign currency exchange gain (loss)	2,989,000	427	(713,000)	(6,816,000)
Gain on extinguished liabilities of WoW				175,302,000
Other income (expenses), net	2,204,000	316	(5,082,000)	8,324,000
Loss from continuing operations before income tax expense and share of loss in equity method investments	(408,235,000)	(58,376)	(72,520,000)	(144,277,000)
Income tax expense	(110,000)	(16)
Share of loss in equity method investments	(600,000)	(82)	(1,122,000)	0
Loss from continuing operations	(408,916,000)	(58,474)	(73,642,000)	(144,277,000)
Discontinued operations:
Loss from discontinued operations, net of tax				(1,956,000)
Gain on disposal of discontinued operations, net of tax				158,809,000
Gain from discontinued operations, net				156,853,000
Net income (loss)	(408,916,000)	(58,474)	(73,642,000)	12,576,000
Net loss attributable to noncontrolling interest	(6,470,000)	(925)	(218,000)	(7,427,000)
Net income(loss) attributable to The9 Limited ordinary shareholders	(402,446,000)	(57,549)	(73,424,000)	20,003,000
Other comprehensive income (loss), net of tax:
Currency translation adjustments	(34,000)	(5)	(148,000)	785,000
Total comprehensive income (loss)	(408,950,000)	(58,479)	(73,790,000)	13,361,000
Comprehensive income (loss) attributable to:
Noncontrolling interest	(6,470,000)	(925)	(218,000)	(7,427,000)
The9 Limited	¥ (402,480,000)	$ (57,554)	¥ (73,572,000)	¥ 20,788,000
Net income (loss) per share attributable to The9 Limited ordinary shareholders:
Continuing operations - Basic | (per share)	¥ (0.18)	$ (0.03)	¥ (0.05)	¥ (0.14)
Continuing operations - Diluted | (per share)	(0.18)	(0.03)	(0.05)	(0.14)
Discontinued operations - Basic | ¥ / shares				0.16
Discontinued operations - Diluted | ¥ / shares				0.16
Total - Basic | (per share)	(0.18)	(0.03)	(0.05)	0.02
Total - Diluted | (per share)	¥ (0.18)	$ (0.03)	¥ (0.05)	¥ 0.02
Weighted average number of ordinary shares outstanding:
Weighted average number of shares outstanding, Basic | shares	2,273,782	2,273,782	1,403,166	1,010,895
Weighted average number of shares outstanding, Diluted | shares	2,273,782	2,273,782	1,403,166	1,010,895
Third parties
Operating income (expenses):
Interest income	¥ 40,773,000		¥ 39,577,000
Cryptocurrency mining revenue
Net revenues:
Revenue	56,352,000	$ 8,058	110,739,000	¥ 168,324,000
Cost of revenues:
Total cost of revenues	(67,960,000)	(9,718)	(106,464,000)	(191,928,000)
Online game services and other revenues | Third parties
Net revenues:
Revenue	43,692,000	6,248	975,000	5,721,000
Cost of revenues:
Total cost of revenues	(31,208,000)	(4,462)	¥ (6,854,000)	¥ (21,251,000)
Online game services and other revenues | Related party
Net revenues:
Revenue	7,854,000	1,123
Cost of revenues:
Total cost of revenues	¥ (6,921,000)	$ (990)